Capital and funding - Summary of Analysis of Bonds and Other Loans (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total bonds and other loans	€ 26,512	€ 27,621
Borrowings, fair value adjustment	(537)	(47)
Unilever PLC | Bonds and other loans
Disclosure of detailed information about borrowings [line items]
Borrowings	(2,072)	(2,488)
Other Group Companies
Disclosure of detailed information about borrowings [line items]
Borrowings	(24,440)	(25,133)
Bonds and other loans
Disclosure of detailed information about borrowings [line items]
Total bonds and other loans	€ 26,512	€ 27,621